pshark13f033113						shark13f033113
13F-HR
03/31/13
0001569607
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Management, LLC
Address:  101 Park Avenue, 20th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears May 9, 2013

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    127383

                                                         FORM 13F INFORMATION TABLE
                             TITLE OF                      VALUE    SHARES/ SH/ PUT/INVSTMT  OTHER    VOTING AUTHORITY
   NAME OF ISSUER             CLASS             CUSIP    x ($1000) PRN AMT PRN CALL DISCRETN MANAGERS  SOLE   SHARED   NONE
---------------------------- -----------------  --------- -------- ------- --- ---- -------- -------- -------- ------- -----
ALLIANT TECHSYSTEMS INC	      COM	        018804104  2379	   32844   SH       Sole	0      32844	0	0
AVON PRODS INC	              COM	        054303102  2488	   120000  SH	    Sole	0      120000	0	0
AVON PRODS INC	              COM	        054303102  2088	   100700  PUT	    Sole	0      0	0	0
BED BATH & BEYOND INC	      COM	        075896100  1811	   28108   SH	    Sole	0      28108	0	0
BERRY PLASTICS GROUP INC      COM	        08579W103  1085	   56971   SH	    Sole	0      56971	0	0
BLOCK H & R INC	              COM	        093671105  3236	   110000  CALL	    Sole	0      0	0	0
CA INC	                      COM	        12673P105  990	   39308   SH	    Sole	0      39308	0	0
CABOT CORP	              COM	        127055101  1178	   34454   SH	    Sole	0      34454	0	0
CAMPBELL SOUP CO	      COM	        134429109  998	   22000   SH	    Sole	0      22000	0	0
CISCO SYS INC	              COM	        17275R102  1411	   67531   SH	    Sole	0      67531	0	0
COACH INC	              COM	        18975410   721	   14429   SH	    Sole	0      14429	0	0
CREDIT SUISSE AG NASSAU BRH   ETN LKD SPVXSP	22539T852  8	   2279	   SH	    Sole	0	2279    0	0
CROCS INC	              COM	        227046109  871	   58762   SH	    Sole	0	58762	0	0
DIGITAL RLTY TR INC	      COM	        253868103  6229	   93100   CALL	    Sole	0	0	0	0
DRYSHIPS INC	              SHS	        Y2109Q101  20	   10000   CALL	    Sole	0	0	0	0
EPIQ SYS INC	              COM	        26882D109  1003	   71500   SH	    Sole	0	71500	0	0
EXELON CORP	              COM	        30161N101  4486	   130107  SH	    Sole	0	130107	0	0
EXELON CORP	              COM	        30161N101  3793	   110000  PUT	    Sole	0	0	0	0
FOSTER WHEELER AG	      COM	        H27178104  1152	   50417   SH	    Sole	0	50417	0	0
HASBRO INC	              COM	        418056107  1537	   34980   SH	    Sole	0	34980	0	0
HELEN OF TROY CORP LTD	      COM	        G4388N106  1636	   42638   SH	    Sole	0	42638	0	0
ISHARES TR	              DJ US REAL EST	464287739  3300	   47500   SH	    Sole	0	47500	0	0
ISHARES TR	              RUSSELL 2000	464287655  3950	   41832   SH	    Sole	0	41832	0	0
JOHNSON & JOHNSON	      COM	        478160104  7289	   89407   SH	    Sole	0	89407	0	0
JOHNSON & JOHNSON	      COM	        478160104  5267	   64600   PUT	    Sole	0	0	0	0
KOHLS CORP	              COM	        500255104  1386	   30040   SH	    Sole	0	30040	0	0
KULICKE & SOFFA INDS INC      COM	        501242101  462	   40000   SH	    Sole	0	40000	0	0
L-3 COMMUNICATIONS HLDGS INC  COM	        502424104  1388	   17150   SH	    Sole	0	17150	0	0
LINCOLN ELEC HLDGS INC	      COM	        533900106  442	   8151	   SH	    Sole	0	8151	0	0
MEDIFAST INC	              COM	        58470H101  1834	   80000   PUT	    Sole	0	0	0	0
MENTOR GRAPHICS CORP	      COM	        587200106  1300	   72000   SH	    Sole	0	72000	0	0
METLIFE INC	              COM	        59156R108  1347	   35433   SH	    Sole	0	35433	0	0
MOLSON COORS BREWING CO	      CL B	        60871R209  6543	   133718  SH	    Sole	0	133718	0	0
MOLSON COORS BREWING CO	      CL B	        60871R209  2813	   57500   PUT	    Sole	0	0	0	0
NASDAQ OMX GROUP INC	      COM	        631103108  1041	   32235   SH	    Sole	0	32235	0	0
NETFLIX INC	              COM	        64110L106  2271	   12000   PUT	    Sole	0	0	0	0
OCEAN RIG UDW INC	      SHS	        Y64354205  4350	   270000  SH	    Sole	0	270000	0	0
OCEAN RIG UDW INC	      SHS	        Y64354205  4350	   270000  PUT	    Sole	0	0	0	0
ORACLE CORP	              COM	        68389X105  1702	   52638   SH	    Sole	0	52638	0	0
PALL CORP	              COM	        696429307  682	   9976    SH       Sole	0	9976	0	0
PEPSICO INC	              COM	        713448108  3372	   42628   SH	    Sole	0	42628	0	0
SAIC INC	              COM	        78390X101  1236	   91216   SH	    Sole	0	91216	0	0
SAIC INC	              COM	        78390X101  1084	   80000   PUT	    Sole	0	0	0	0
SANCHEZ ENERGY CORP	      COM	        79970Y105  1295	   65000   SH	    Sole	0	65000	0	0
SPDR GOLD TRUST	              GOLD SHS	        78463V107  1355	   8772	   SH	    Sole	0	8772	0	0
SPDR S&P 500 ETF TR	      TR UNIT	        78462F103  3682	   23500   SH	    Sole	0	23500	0	0
STAPLES INC	              COM	        855030102  1493	   111250  SH	    Sole	0	111250	0	0
SYMANTEC CORP	              COM	        871503108  2200	   89125   SH	    Sole	0	89125	0	0
TE CONNECTIVITY LTD	      REG SHS	        H84989104  1677	   40000   SH	    Sole	0	40000	0	0
TECH DATA CORP	              COM	        878237106  1159	   25433   SH	    Sole	0	25433	0	0
TECH DATA CORP	              COM	        878237106  684	   15000   PUT	    Sole	0	0	0	0
TEVA PHARMACEUTICAL INDS LTD  ADR	        881624209  5978	   150651  SH	    Sole	0	150651	0	0
TEVA PHARMACEUTICAL INDS LTD  ADR	        881624209  4166	   105000  PUT	    Sole	0	0	0	0
VODAFONE GROUP PLC NEW	SPONS ADR NEW	        92857W209  4241	   149347  SH	    Sole	0	149347	0	0
VODAFONE GROUP PLC NEW	SPONS ADR NEW	        92857W209  2840	   100000  PUT	    Sole	0	0	0	0
YOUKU TUDOU INC	SPONSORED     ADR	        98742U100  84	   5000	   PUT	    Sole	0	0	0	0





S REPORT SUMMARY             56 DATA RECORDS                127383  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       3/31/13
Client                       TigerShark Management, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             56
               Total Records   			56
               Total Omitted                    0
Report Market Value x($1000)                	127383
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value